Debt (Institutional secured term & secured portfolio loans) (Details) - Secured $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) aircraft
Institutional secured term loans & secured portfolio loans
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	183
Credit facility amount outstanding | $	$ 6,989,633
Weighted average interest rate	2.64%
Hyperion
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	58
Credit facility amount outstanding | $	$ 1,050,000
Weighted average interest rate	2.00%
Celtago & Celtago II
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	25
Credit facility amount outstanding | $	$ 984,076
Weighted average interest rate	2.78%
Cesium
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	15
Credit facility amount outstanding | $	$ 791,480
Weighted average interest rate	2.80%
Goldfish
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	13
Credit facility amount outstanding | $	$ 671,060
Weighted average interest rate	1.65%
Scandium
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	10
Credit facility amount outstanding | $	$ 627,555
Weighted average interest rate	3.16%
Rhodium
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	11
Credit facility amount outstanding | $	$ 551,209
Weighted average interest rate	2.98%
Other secured facilities
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	51
Credit facility amount outstanding | $	$ 2,314,253
Weighted average interest rate	2.88%